UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	28.65%
Industrial	19.76
Consumer, Cyclical	15.24
Technology	12.03
Financial	7.36
Communications	3.61
Energy	2.77
Basic Materials	2.73
Utilities	1.80
Short Term Investments	6.05
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,242.30	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.32
Investor Class
Actual	$1,000.00	$1,240.80	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.05
Class L
Actual	$1,000.00	$1,239.20	$6.97
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.29
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.74%
69,000	Air Products & Chemicals Inc	$ 15,619,530
111,000	Franco-Nevada Corp	9,421,680
129,000	Kirkland Lake Gold Ltd	5,536,680
234,000	RPM International Inc	14,299,740
317,000	Valvoline Inc	6,191,010
		51,068,640
Communications — 3.51%
63,166	Chewy Inc Class A(a)(b)	2,210,810
550,000	Corning Inc	18,276,500
127,000	IAC/InterActiveCorp (a)	27,626,310
11,000	Shopify Inc Class A(a)	3,301,650
523,000	Symantec Corp	11,380,480
66	Venture Global LNG Inc Series B(a)(c)(d)	343,200
410	Venture Global LNG Inc Series C(a)(c)(d)	2,132,000
		65,270,950
Consumer, Cyclical — 15.30%
82,000	Alaska Air Group Inc	5,240,620
213,000	Aptiv PLC	17,216,790
149,000	Aramark	5,372,940
110,000	Burlington Stores Inc(a)	18,716,500
82,000	CarMax Inc(a)	7,120,060
106,000	Casey's General Stores Inc	16,534,940
48,000	Darden Restaurants Inc	5,843,040
177,000	Dollar General Corp	23,923,320
152,000	Dollar Tree Inc(a)	16,323,280
137,000	Dunkin' Brands Group Inc	10,913,420
138,000	Hilton Worldwide Holdings Inc	13,488,120
75,697	IAA Inc(a)	2,935,530
145,025	KAR Auction Services Inc	3,602,225
128,000	Levi Strauss & Co Class A(a)	2,672,640
83,000	Marriott International Inc Class A	11,644,070
737,000	MGM Resorts International	21,056,090
172,000	Michaels Cos Inc(a)	1,496,400
469,000	Norwegian Cruise Line Holdings Ltd(a)	25,152,470
27,000	O'Reilly Automotive Inc(a)	9,971,640
555,000	Tapestry Inc	17,610,150
38,000	Tiffany & Co	3,558,320
25,000	Ulta Beauty Inc(a)	8,672,250
111,000	United Airlines Holdings Inc(a)	9,718,050
69,000	Vail Resorts Inc	15,399,420
68,000	VF Corp	5,939,800
77,000	Visteon Corp(a)	4,510,660
		284,632,745
Consumer, Non-Cyclical — 28.76%
262,000	Acadia Healthcare Co Inc(a)	9,156,900
129,000	Alcon Inc(a)(b)	8,004,450
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
348,999	Alkermes PLC(a)	$ 7,866,438
64,000	Alnylam Pharmaceuticals Inc(a)	4,643,840
402,000	Amneal Pharmaceuticals Inc(a)	2,882,340
28,000	Argenx SE ADR(a)	3,964,240
15,000	Ascendis Pharma A/S ADR(a)	1,727,250
639,000	Avantor Inc(a)	12,198,510
96,000	Avery Dennison Corp	11,105,280
518,000	Bruker Corp	25,874,100
440,000	Catalent Inc(a)	23,852,400
332,000	Conagra Brands Inc	8,804,640
121,000	Cooper Cos Inc	40,763,690
341,000	CoreLogic Inc(a)	14,264,030
28,000	CoStar Group Inc(a)	15,513,680
440,000	Elanco Animal Health Inc(a)	14,872,000
45,000	Equifax Inc	6,085,800
78,000	Exact Sciences Corp(a)	9,207,120
72,000	FleetCor Technologies Inc(a)	20,221,200
55,000	Gartner Inc(a)	8,851,700
69,000	Global Payments Inc	11,048,970
703,000	Hologic Inc(a)	33,758,060
40,000	ICU Medical Inc(a)	10,076,400
21,000	IDEXX Laboratories Inc(a)	5,781,930
207,000	IHS Markit Ltd(a)	13,190,040
100,000	Incyte Corp(a)	8,496,000
220,000	Kroger Co	4,776,200
23,000	MarketAxess Holdings Inc	7,392,660
111,000	MEDNAX Inc(a)	2,800,530
234,000	Perrigo Co PLC	11,143,080
101,123	PRA Health Sciences Inc(a)	10,026,345
28,000	Sage Therapeutics Inc(a)	5,126,520
15,000	Sarepta Therapeutics Inc(a)	2,279,250
110,000	Seattle Genetics Inc(a)	7,613,100
220,000	ServiceMaster Global Holdings Inc(a)	11,459,800
329,000	Sprouts Farmers Market Inc(a)	6,214,810
135,000	Teleflex Inc	44,705,250
111,000	Total System Services Inc	14,237,970
234,000	TransUnion	17,201,340
193,000	TreeHouse Foods Inc(a)	10,441,300
138,000	Verisk Analytics Inc	20,211,480
83,000	West Pharmaceutical Services Inc	10,387,450
138,000	Worldpay Inc Class A(a)	16,911,900
		535,139,993
Energy — 2.78%
330,000	Cabot Oil & Gas Corp	7,576,800
232,389	Centennial Resource Development Inc Class A(a)	1,763,832
220,000	Concho Resources Inc	22,699,600
165,000	Continental Resources Inc(a)	6,944,850

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Energy — (continued)
83,000	Pioneer Natural Resources Co	$ 12,770,380
		51,755,462
Financial — 7.39%
110,000	Assurant Inc	11,701,800
113,000	Axis Capital Holdings Ltd	6,740,450
137,000	Cboe Global Markets Inc	14,197,310
496,000	Fidelity National Financial Inc	19,988,800
279,000	Fifth Third Bancorp	7,784,100
388,000	KKR & Co Inc Class A(b)	9,804,760
69,000	Progressive Corp	5,515,170
372,000	SLM Corp	3,615,840
455,000	TD Ameritrade Holding Corp	22,713,600
101,886	Tradeweb Markets Inc Class A	4,463,626
95,000	Webster Financial Corp	4,538,150
138,000	Willis Towers Watson PLC	26,432,520
		137,496,126
Industrial — 19.83%
386,000	Agilent Technologies Inc	28,822,620
44,000	Allegion PLC	4,864,200
511,000	Ball Corp	35,764,890
178,000	BWX Technologies Inc	9,273,800
32,000	Cognex Corp	1,535,360
429,000	Colfax Corp(a)(b)	12,024,870
238,000	Fortive Corp	19,401,760
5,946	frontdoor Inc(a)	258,948
551,000	Gardner Denver Holdings Inc(a)	19,064,600
138,000	IDEX Corp	23,755,320
152,000	JB Hunt Transport Services Inc	13,894,320
13,925	Kansas City Southern	1,696,344
303,000	Keysight Technologies Inc(a)	27,212,430
31,000	L3 Technologies Inc	7,600,270
166,000	L3Harris Technologies Inc(a)	31,395,580
42,000	Martin Marietta Materials Inc	9,664,620
126,000	National Instruments Corp	5,290,740
69,000	Roper Technologies Inc	25,271,940
278,000	Sealed Air Corp	11,892,840
468,000	Sensata Technologies Holding PLC(a)	22,932,000
568,000	Textron Inc	30,126,720
105,000	Waste Connections Inc	10,035,900
207,000	Xylem Inc	17,313,480
		369,093,552
Technology — 11.85%
105,000	Atlassian Corp PLC Class A(a)	13,738,200
164,000	Black Knight Inc(a)	9,864,600
152,000	Ceridian HCM Holding Inc(a)	7,630,400
19,473	Crowdstrike Holdings Inc Class A(a)	1,329,811
Shares		Fair Value
Technology — (continued)
179,000	DocuSign Inc(a)	$ 8,898,090
152,000	Entegris Inc	5,672,640
55,000	Fidelity National Information Services Inc	6,747,400
220,000	Fiserv Inc(a)	20,055,200
758,000	Marvell Technology Group Ltd	18,093,460
211,000	Maxim Integrated Products Inc	12,622,020
330,000	Microchip Technology Inc	28,611,000
138,000	Skyworks Solutions Inc	10,663,260
88,213	Slack Technologies Inc Class A(a)	3,307,987
83,000	Splunk Inc(a)	10,437,250
123,000	SS&C Technologies Holdings Inc	7,086,030
68,839	Tableau Software Inc Class A(a)	11,428,651
17,000	Veeva Systems Inc Class A(a)	2,755,870
9,042	WeWork Class A(a)(c)(d)	488,268
127,000	Workday Inc Class A(a)	26,108,660
123,000	Xilinx Inc	14,504,160
4,677	Zoom Video Communications Inc Class A(a)	415,271
		220,458,228
Utilities — 1.80%
61,000	Atmos Energy Corp	6,439,160
107,122	Eversource Energy	8,115,563
138,000	Sempra Energy	18,966,720
		33,521,443
TOTAL COMMON STOCK — 93.96% (Cost $1,324,721,232)		$1,748,437,139
CONVERTIBLE PREFERRED STOCK
Communications — 0.11%
183	Roofoods Ltd Series D-1 0.00%(a)(c)(d)	76,476
5,230	Roofoods Ltd Series F 0.00%(a)(c)(d)	2,032,639
		2,109,115
Technology — 0.23%
44,193	WeWork Series D-1 0.00%(a)(c)(d)	2,386,422
34,723	WeWork Series D-2 0.00%(a)(c)(d)	1,875,042
		4,261,464
TOTAL CONVERTIBLE PREFERRED STOCK — 0.34% (Cost $3,239,696)		$ 6,370,579

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.91%
$110,000,000	Federal Home Loan Bank 2.13%, 07/01/2019	$ 109,987,166
Repurchase Agreements — 0.17%
731,494	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $731,494 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(e)	731,494
731,494	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $731,494 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(e)	731,494
731,494	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $731,494 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(e)	731,494
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 731,494	Undivided interest of 2.29% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $731,494 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(e)	$ 731,494
153,684	Undivided interest of 32.18% in a repurchase agreement (principal amount/value $478,866 with a maturity value of $478,964) with Barclays Capital Inc, 2.45%, dated 6/28/19 to be repurchased at $153,684 on 7/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 5/15/24 - 8/15/47, with a value of $488,443.(e)	153,684
		3,079,660
SHORT TERM INVESTMENTS — 6.08% (Cost $113,066,826)		$ 113,066,826
TOTAL INVESTMENTS — 100.38% (Cost $1,441,027,754)		$1,867,874,544
OTHER ASSETS & LIABILITIES, NET — (0.38)%		$ (7,071,552)
TOTAL NET ASSETS — 100.00%		$1,860,802,992

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B	03/08/2018	$199,320	$343,200	0.02%
Venture Global LNG Inc Series C	10/16/2017	1,504,805	2,132,000	0.11
WeWork Class A	12/09/2014-05/26/2015	128,136	488,268	0.03
Convertible Preferred Stock
Roofoods Ltd Series D-1	05/16/2019	76,476	76,476	0.00
Roofoods Ltd Series F	09/12/2017	1,849,174	2,032,639	0.11
WeWork Series D-1	12/09/2014	735,866	2,386,422	0.13
WeWork Series D-2	12/09/2014	578,180	1,875,042	0.10
		$5,071,957	$9,334,047	0.50%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $3,096,428 of securities on loan)(a)	$1,864,794,884
Repurchase agreements, fair value(b)	3,079,660
Cash	431,099
Dividends receivable	661,874
Subscriptions receivable	1,356,720
Receivable for investments sold	2,529,928
Total Assets	1,872,854,165
LIABILITIES:
Payable for director fees	3,056
Payable for distribution fees	7,661
Payable for investments purchased	3,416,912
Payable for other accrued fees	59,448
Payable for shareholder services fees	216,495
Payable to investment adviser	913,828
Payable upon return of securities loaned	3,079,660
Redemptions payable	4,354,113
Total Liabilities	12,051,173
NET ASSETS	$1,860,802,992
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,457,274
Paid-in capital in excess of par	1,338,971,282
Total distributable earnings	506,374,436
NET ASSETS	$1,860,802,992
NET ASSETS BY CLASS
Investor Class	$782,555,418
Class L	$42,328,329
Institutional Class	$1,035,919,245
CAPITAL STOCK:
Authorized
Investor Class	100,000,000
Class L	15,000,000
Institutional Class	240,000,000
Issued and Outstanding
Investor Class	26,275,712
Class L	6,457,664
Institutional Class	121,839,363
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$29.78
Class L	$6.55
Institutional Class	$8.50
(a) Cost of investments	$1,437,948,094
(b) Cost of repurchase agreements	$3,079,660
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$1,124,768
Income from securities lending	47,827
Dividends	7,222,506
Foreign withholding tax	(19,384)
Total Income	8,375,717
EXPENSES:
Management fees	5,554,068
Shareholder services fees – Investor Class	1,271,172
Shareholder services fees – Class L	67,548
Audit and tax fees	14,217
Custodian fees	27,186
Director's fees	10,228
Distribution fees – Class L	48,012
Legal fees	1,541
Pricing fees	156
Registration fees	41,411
Shareholder report fees	10,620
Transfer agent fees	8,256
Other fees	1,769
Total Expenses	7,056,184
Less amount waived by investment adviser	28,261
Net Expenses	7,027,923
NET INVESTMENT INCOME	1,347,794
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	69,760,840
Net Realized Gain	69,760,840
Net change in unrealized appreciation on investments	288,414,251
Net Change in Unrealized Appreciation	288,414,251
Net Realized and Unrealized Gain	358,175,091
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$359,522,885
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West T. Rowe Price Mid Cap Growth Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$1,347,794	$943,579
Net realized gain	69,760,840	182,752,650
Net change in unrealized appreciation (depreciation)	288,414,251	(215,250,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	359,522,885	(31,553,987)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(38,689,612)
Class L	(34,532)	(8,151,734)
Institutional Class	(1,153,964)	(145,175,684)
From Net Investment Income and Net Realized Gains	(1,188,496)	(192,017,030)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	91,898,225	245,247,623
Class L	4,784,721	11,552,316
Institutional Class	190,771,049	421,168,577
Shares issued in reinvestment of distributions
Investor Class	-	38,689,612
Class L	34,532	8,151,734
Institutional Class	1,153,964	145,175,684
Shares redeemed
Investor Class	(121,213,412)	(390,856,986)
Class L	(5,175,094)	(9,299,434)
Institutional Class	(120,161,896)	(210,628,719)
Net Increase in Net Assets Resulting from Capital Share Transactions	42,092,089	259,200,407
Total Increase in Net Assets	400,426,478	35,629,390
NET ASSETS:
Beginning of Period	1,460,376,514	1,424,747,124
End of Period	$1,860,802,992	$1,460,376,514
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,342,169	8,855,139
Class L	790,035	1,551,844
Institutional Class	24,432,320	47,438,930
Shares issued in reinvestment of distributions
Investor Class	-	1,591,460
Class L	5,321	1,506,286
Institutional Class	137,050	20,861,383
Shares redeemed
Investor Class	(4,391,419)	(14,199,275)
Class L	(863,075)	(1,255,981)
Institutional Class	(15,187,521)	(23,027,668)
Net Increase	8,264,880	43,322,118
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$24.00	(0.00) (d)	5.78	5.78	-	-	-	$29.78	24.08% (e)
12/31/2018	$26.08	(0.03)	(0.58)	(0.61)	(0.02)	(1.45)	(1.47)	$24.00	(2.33%)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
12/31/2016	$21.64	(0.05)	1.39	1.34	(0.01)	(0.85)	(0.86)	$22.12	6.18%
12/31/2015	$21.98	(0.07)	1.47	1.40	-	(1.74)	(1.74)	$21.64	6.52%
12/31/2014	$22.03	(0.09)	2.95	2.86	(0.18)	(2.73)	(2.91)	$21.98	12.78%
Class L
06/28/2019(Unaudited)	$ 5.29	(0.01)	1.28	1.27	(0.01)	-	(0.01)	$ 6.55	23.92% (e)
12/31/2018	$ 7.07	(0.03)	(0.15)	(0.18)	(0.15)	(1.45)	(1.60)	$ 5.29	(2.67%)
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
12/31/2016	$ 7.30	(0.03)	0.47	0.44	(0.02)	(0.85)	(0.87)	$ 6.87	5.94%
12/31/2015	$ 8.41	(0.05)	0.57	0.52	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
12/31/2014	$10.07	(0.07)	1.35	1.28	(0.21)	(2.73)	(2.94)	$ 8.41	12.49%
Institutional Class
06/28/2019(Unaudited)	$ 6.85	0.01	1.65	1.66	(0.01)	-	(0.01)	$ 8.50	24.23% (e)
12/31/2018	$ 8.65	0.02	(0.19)	(0.17)	(0.18)	(1.45)	(1.63)	$ 6.85	(1.99%)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
12/31/2016	$ 8.43	0.01	0.54	0.55	(0.02)	(0.85)	(0.87)	$ 8.11	6.47%
12/31/2015 (f)	$10.00	0.01	0.07	0.08	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 782,555	1.02% (h)	1.02% (h)	(0.03%) (h)	16% (e)
12/31/2018	$ 655,816	1.02%	1.02%	(0.10%)	38%
12/31/2017	$ 810,369	1.03%	1.02%	(0.25%)	37%
12/31/2016	$ 709,682	1.04%	1.03%	(0.21%)	42%
12/31/2015	$ 748,656	1.03%	1.03%	(0.29%)	35%
12/31/2014	$ 847,059	1.03%	1.03%	(0.39%)	28%
Class L
06/28/2019 (Unaudited)	$ 42,328	1.33% (h)	1.27% (h)	(0.27%) (h)	16% (e)
12/31/2018	$ 34,538	1.32%	1.27%	(0.34%)	38%
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
12/31/2016	$ 36,235	1.37%	1.30%	(0.47%)	42%
12/31/2015	$ 16,835	1.42%	1.30%	(0.53%)	35%
12/31/2014	$ 8,237	1.80%	1.30%	(0.67%)	28%
Institutional Class
06/28/2019 (Unaudited)	$1,035,919	0.67% (h)	0.67% (h)	0.33% (h)	16% (e)
12/31/2018	$ 770,022	0.67%	0.67%	0.26%	38%
12/31/2017	$ 580,994	0.68%	0.67%	0.11%	37%
12/31/2016	$ 353,298	0.69%	0.68%	0.14%	42%
12/31/2015 (f)	$ 228,848	0.67% (h)	0.67% (h)	0.10% (h)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 28, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,745,473,671	$ —	$ 2,963,468	$ 1,748,437,139
Convertible Preferred Stock	—	—	6,370,579	6,370,579
Short Term Investments	—	113,066,826	—	113,066,826
Total Assets	$ 1,745,473,671	$ 113,066,826	$ 9,334,047	$ 1,867,874,544

Semi-Annual Report - June 28, 2019

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$1,443,255,160
Gross unrealized appreciation on investments	494,094,369
Gross unrealized depreciation on investments	(69,474,985)
Net unrealized appreciation on investments	$424,619,384

Semi-Annual Report - June 28, 2019

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$148,065	$63,737	$28,261	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $271,414,544 and $255,001,079, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $3,096,428 and received collateral as reported

Semi-Annual Report - June 28, 2019

on the Statement of Assets and Liabilities of $3,079,660 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the annualized returns of each Class were in the second quintile of its respective performance universe for the one- and three-year periods ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding the respective performance universe median. The Board also noted that the annualized returns of the Investor Class for the five- and ten-year periods ended December 31, 2018 were in the first quintile of its performance universe. In addition, the Board considered that the Fund outperformed its benchmark index for each period reviewed. Accordingly, the Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was the lowest in its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was below the peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.

Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019